CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Enterprise		¥ 349,957	$ 50,404	¥ 208,157	¥ 104,891
e-Government and other		59,414	8,557	29,467	21,340
Less: Business tax and surcharges		(9,112)	(1,312)	(2,785)	(1,711)
Net revenues		400,259	57,649	234,839	124,520
Cost of Revenues	[1]	(53,487)	(7,704)	(35,237)	(21,143)
Gross profit		346,772	49,945	199,602	103,377
Operating expenses:
Sales and marketing expenses	[1]	(145,484)	(20,954)	(84,548)	(46,880)
Research and development expenses	[1]	(154,241)	(22,215)	(100,186)	(38,137)
General and administrative expenses	[1]	(83,797)	(12,069)	(60,540)	(54,931)
Total operating expenses	[1]	(383,522)	(55,238)	(245,274)	(139,948)
Losses from operations		(36,750)	(5,293)	(45,672)	(36,571)
Other income/(expense):
Foreign currency exchange gain/(loss)		(829)	(119)	1,339	(766)
Interest income/(expense), net		(1,334)	(192)	80	180
Other income/(expense), net		(446)	(64)	111	373
Loss before income tax		(39,359)	(5,668)	(44,142)	(36,784)
Income tax expense		(28,387)	(4,089)	(4,693)	(476)
Net loss		(67,746)	(9,757)	(48,835)	(37,260)
Less: Net loss attributable to non-controlling interests		(53)	(8)	(16)
Net loss attributable to Gridsum Holding Inc.		(67,693)	(9,749)	(48,819)	(37,260)
Accretion to preferred shares redemption value		(16,725)	(2,409)	(19,707)	(9,480)
Cumulative dividend to preferred shareholders		(12,978)	(1,869)	(16,642)	(16,327)
Net loss attributable to Gridsum's ordinary shareholders		(97,396)	(14,027)	(85,168)	(63,067)
Net loss		(67,746)	(9,757)	(48,835)	(37,260)
Foreign currency translation adjustment, net of nil tax		8,173	1,177	(19,372)	(2,006)
Comprehensive loss		(59,573)	(8,580)	(68,207)	(39,266)
Less: Comprehensive loss attributable to non-controlling interests		(53)	(8)	(16)
Comprehensive loss attributable to Gridsum Holding Inc.		¥ (59,520)	$ (8,572)	¥ (68,191)	¥ (39,266)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)		¥ (6.47)	$ (0.93)	¥ (8.52)	¥ (6.31)
Weighted average shares outstanding used in computing net income per share attributable to Gridsum's ordinary shareholders		15,054,865	15,054,865	10,000,000	10,000,000

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 71 335 319 46 Sales and marketing expenses 370 1,651 2,252 324 Research and development expenses 449 3,347 3,955 570 General and administrative expenses 2,992 3,473 4,103 591